INCOME TAXES - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax expense	$ (44,756)	$ (53,319)	$ (27,834)
Deferred tax gain	1,351	24,822	5,527
Income tax	$ (43,405)	$ (28,497)	$ (22,307)